STOCK OPTIONS (Tables)	12 Months Ended
May. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of the Common Stock option activity for employees, directors, officers and consultants as of May 31, 2015 and for the three years then ended is as follows:

	Shares	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Years)
Outstanding at May 31, 2012	2,268,927	1.27	7.65
Granted	1,000,000	1.22	10
Exercised	0	0	0
Forfeited	0	0	0
Expired	(211,385)	7.52	0
Outstanding at May 31, 2013	3,057,542	1.09	8.08
Granted	1,300,000	8.51	5.83
Exercised	0	0	0
Forfeited	0	0	0
Expired	(40,000)	7.50	0
Outstanding May 31, 2014	4,317,543	3.26	6.67
Granted	600,000	6.74	5
Exercised	0	0	0
Forfeited	(1,110,000)	2.46	0
Outstanding at May 31, 2015	3,807,543	4.04	5.76
Exercisable at May 31, 2015	3,524,209

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The following summarizes certain information regarding stock options at May 31, 2015:

	Total			Exercisable
Exercise Price Range	Number	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Number	Weighted Average Exercise Price	Weighted Average Remaining Life (years)
$0.00 – 1.00	930,543	$0.36	5.17	930,543	$0.36	5.17
$1.01 – 5.00	1,150,000	$1.11	6.88	1,150,000	$1.11	6.88
$5.01 – 10.00	1,700,000	$7.89	5.40	1,416,667	$7.89	6.05
$10.01 – 15.00	27,000	$14.19	.89	27,000	$14.19	.89
	3,807,543	$4.04	5.76	3,524,209	$3.74	4.75